Quarterly Report
March 31, 2022
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.1%
Aerospace & Defense – 3.9%
General Dynamics Corp.	10,397	$2,507,548
Honeywell International, Inc.	36,401	7,082,907
Howmet Aerospace, Inc.	106,900	3,841,986
L3Harris Technologies, Inc.	15,598	3,875,635
Northrop Grumman Corp.	8,839	3,952,978
Raytheon Technologies Corp.	67,154	6,652,947
		$27,914,001
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	17,823	$4,104,993
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	54,816	$7,376,041
Automotive – 0.4%
Aptiv PLC (a)	23,961	$2,868,371
Biotechnology – 0.4%
Illumina, Inc. (a)	7,740	$2,704,356
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	71,199	$1,777,839
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp.	129,656	$10,931,297
CME Group, Inc.	16,586	3,945,146
		$14,876,443
Business Services – 4.5%
Accenture PLC, “A”	32,213	$10,863,190
Cognizant Technology Solutions Corp., “A”	52,664	4,722,381
Fidelity National Information Services, Inc.	52,681	5,290,226
Fiserv, Inc. (a)	59,282	6,011,195
Global Payments, Inc.	28,914	3,956,592
Thoughtworks Holding, Inc. (a)	49,977	1,040,021
		$31,883,605
Cable TV – 1.3%
Cable One, Inc.	2,325	$3,404,358
Charter Communications, Inc., “A” (a)	11,303	6,166,013
		$9,570,371
Computer Software – 12.4%
Adobe Systems, Inc. (a)	24,457	$11,143,098
Atlassian Corp. PLC, “A” (a)	13,900	4,084,237
Black Knight, Inc. (a)	61,407	3,560,992
Cadence Design Systems, Inc. (a)	45,024	7,404,647
Microsoft Corp. (s)	171,535	52,885,956
salesforce.com, inc. (a)	44,599	9,469,260
		$88,548,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.7%
Apple, Inc. (s)	146,352	$25,554,523
Constellation Software, Inc.	3,134	5,357,243
NICE Systems Ltd., ADR (a)	12,843	2,812,617
		$33,724,383
Construction – 2.1%
AZEK Co., Inc. (a)	76,768	$1,906,917
Masco Corp.	63,703	3,248,853
Otis Worldwide Corp.	30,434	2,341,896
Sherwin-Williams Co.	15,566	3,885,585
Vulcan Materials Co.	18,507	3,399,736
		$14,782,987
Consumer Products – 1.1%
Colgate-Palmolive Co.	62,775	$4,760,228
Kimberly-Clark Corp.	28,078	3,458,087
		$8,218,315
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	14,640	$1,942,582
Electrical Equipment – 1.5%
Johnson Controls International PLC	87,149	$5,714,360
TE Connectivity Ltd.	29,220	3,827,236
Vertiv Holdings Co.	91,612	1,282,568
		$10,824,164
Electronics – 2.9%
Applied Materials, Inc.	58,813	$7,751,553
Lam Research Corp.	8,831	4,747,634
NXP Semiconductors N.V.	42,824	7,925,866
		$20,425,053
Energy - Independent – 3.3%
ConocoPhillips	93,145	$9,314,500
Diamondback Energy, Inc.	22,162	3,037,967
Hess Corp.	36,919	3,951,810
Pioneer Natural Resources Co.	16,258	4,064,987
Valero Energy Corp.	29,161	2,961,008
		$23,330,272
Energy - Renewables – 0.2%
Generac Holdings, Inc. (a)	4,347	$1,292,189
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	84,039	$1,843,816
Mondelez International, Inc.	85,021	5,337,618
Oatly Group AB, ADR (a)(l)	150,365	753,329
PepsiCo, Inc.	47,798	8,000,429
		$15,935,192
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	31,892	$4,749,357
Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (a)	17,768	$3,122,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.2%
Dollar General Corp.	19,276	$4,291,416
Dollar Tree, Inc. (a)	27,253	4,364,568
		$8,655,984
Health Maintenance Organizations – 1.6%
Cigna Corp.	30,618	$7,336,379
Humana, Inc.	9,097	3,958,742
		$11,295,121
Insurance – 2.9%
Aon PLC	34,910	$11,367,743
Chubb Ltd.	26,787	5,729,739
Reinsurance Group of America, Inc.	26,552	2,906,382
Willis Towers Watson PLC	2,711	640,393
		$20,644,257
Internet – 7.0%
Alphabet, Inc., “A” (a)(s)	13,233	$36,805,605
Alphabet, Inc., “C” (a)	2,061	5,756,352
Meta Platforms, Inc., “A” (a)	33,771	7,509,320
		$50,071,277
Leisure & Toys – 0.9%
Electronic Arts, Inc.	49,113	$6,213,286
Machinery & Tools – 2.0%
Ingersoll Rand, Inc.	114,647	$5,772,476
PACCAR, Inc.	34,425	3,031,810
Roper Technologies, Inc.	12,344	5,829,207
		$14,633,493
Major Banks – 3.6%
JPMorgan Chase & Co. (s)	80,925	$11,031,696
Morgan Stanley	91,433	7,991,244
PNC Financial Services Group, Inc.	37,336	6,886,625
		$25,909,565
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	20,251	$4,925,448
McKesson Corp.	18,446	5,646,874
		$10,572,322
Medical Equipment – 5.7%
Becton, Dickinson and Co.	21,179	$5,633,614
Boston Scientific Corp. (a)	147,401	6,528,390
Danaher Corp.	37,307	10,943,262
Envista Holdings Corp. (a)	62,688	3,053,533
Maravai Lifesciences Holdings, Inc., “A” (a)	79,546	2,805,587
Medtronic PLC	61,924	6,870,468
STERIS PLC	20,256	4,897,293
		$40,732,147
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	60,240	$1,554,794
Network & Telecom – 0.5%
Equinix, Inc., REIT	5,162	$3,828,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.5%
Moody's Corp.	8,780	$2,962,460
Northern Trust Corp.	39,300	4,576,485
Truist Financial Corp.	145,252	8,235,788
Visa, Inc., “A”	72,531	16,085,200
		$31,859,933
Pharmaceuticals – 5.0%
Eli Lilly & Co.	29,229	$8,370,309
Johnson & Johnson	36,672	6,499,378
Merck & Co., Inc.	98,732	8,100,961
Vertex Pharmaceuticals, Inc. (a)	29,627	7,731,758
Zoetis, Inc.	25,587	4,825,452
		$35,527,858
Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	91,513	$7,553,483
CSX Corp.	91,593	3,430,158
		$10,983,641
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	15,243	$3,133,961
STORE Capital Corp., REIT	117,575	3,436,717
		$6,570,678
Restaurants – 1.4%
Starbucks Corp.	74,782	$6,802,919
Wendy's Co.	142,601	3,132,944
		$9,935,863
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	13,612	$3,401,775
Axalta Coating Systems Ltd. (a)	115,621	2,841,964
DuPont de Nemours, Inc.	76,750	5,647,265
		$11,891,004
Specialty Stores – 6.4%
Amazon.com, Inc. (a)(s)	10,119	$32,987,434
Home Depot, Inc.	27,658	8,278,869
Ross Stores, Inc.	47,585	4,304,539
		$45,570,842
Telecommunications - Wireless – 1.9%
SBA Communications Corp., REIT	24,718	$8,505,464
T-Mobile US, Inc. (a)	38,371	4,924,918
		$13,430,382
Tobacco – 0.6%
Philip Morris International, Inc.	46,849	$4,400,995
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	30,774	$3,070,322
Duke Energy Corp.	49,795	5,560,109
NextEra Energy, Inc.	63,928	5,415,341
PG&E Corp. (a)	211,854	2,529,537
Southern Co.	62,121	4,504,394
		$21,079,703
Total Common Stocks		$715,332,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.21% (v)	3,235,076	$3,235,076
Securities Sold Short – (0.5)%
Telecommunications - Wireless – (0.5)%
Crown Castle International Corp., REIT	(21,025)	$(3,881,215)

Other Assets, Less Liabilities – (0.0)%		(153,137)
Net Assets – 100.0%		$714,533,541
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,235,076 and $715,332,817, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, the fund had cash collateral of $93,426 and other liquid securities with an aggregate value of $12,143,356 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$715,332,817	$—	$—	$715,332,817
Mutual Funds	3,235,076	—	—	3,235,076
Total	$718,567,893	$—	$—	$718,567,893
Securities Sold Short	$(3,881,215)	$—	$—	$(3,881,215)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2022, the value of securities loaned was $376,662. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $389,659.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,954,476	$22,925,180	$25,644,580	$—	$—	$3,235,076
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,141	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.